D4 Contractual obligations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Contractual Obligations [Abstract]
Summary of Contractual Obligations
Contractual obligations 2020
	Payment due by period
	<1	1–3	3–5	>5
SEK billion	year	years	years	years	Total
Current and non-current debt 1)	8.4	10.8	10.2	1.9	31.3
Lease obligations 2)	2.6	3.9	2.5	1.9	10.9
Other non-current liabilities	0.1	0.7	—	0.6	1.4
Purchase obligations 3)	12.0	2.6	0.6	—	15.2
Trade payables	32.0	—	—	—	32.0
Commitments for customer ﬁnance 4)	26.9	—	—	—	26.9
Derivatives liabilities 4)	0.1	0.1	—	—	0.2
Total	82.1	18.1	13.3	4.4	117.9

Contractual obligations 2019
	Payment due by period
	<1	1–3	3–5	>5
SEK billion	year	years	years	years	Total
Current and non-current debt 1)	9.8	15.6	10.5	2.9	38.8
Lease obligations 2)	2.8	4.1	2.6	2.3	11.8
Other non-current liabilities	0.1	0.7	0.1	1.2	2.1
Purchase obligations 3)	10.6	0.6	0.1	—	11.3
Trade payables	30.4	—	—	—	30.4
Commitments for customer ﬁnance 4)	25.9	—	—	—	25.9
Derivatives liabilities 4)	0.4	0.5	—	0.1	1.0
Total	80.0	21.5	13.3	6.5	121.3

1)	Current and non-current debt, including interest commitments.
2)	Future lease obligations, nominal lease liability, see also note C3 “Leases.”
3)	The amounts of purchase obligations are gross, before deduction of any related provisions.
4)	See also note F1 “Financial risk management.”